Earnings per share - Antidilutive securities excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock options
Antidilutive securities:
Options to purchase SVS	24,365,668	23,578,470